PRESIDENT'S MESSAGE

                                                                   June 1997

Dear Shareholder:

    We are very pleased to present you with the semi-annual reports for the Republic New York Tax-Free Money Market Fund for the six months ended April 30, 1997. In this report we have provided you with a commentary from the Investment Adviser, Republic National Bank of New York.

    We hope you find this commentary and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Financial statements and portfolio holdings for the Republic New York Tax-Free Money Market Fund for the six months ended April 30, 1997 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez
                                      George O. Martinez
                                      President

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
SEMI-ANNUAL REPORT -- APRIL 30, 1997 (UNAUDITED)

TABLE OF CONTENTS
                                                                            PAGE

President's Message .......................................................    1
Commentary from the Investment Adviser ....................................    3
Statement of Net Assets ...................................................    4
Statement of Operations ...................................................    9
Statements of Changes in Net Assets .......................................   10
Notes to Financial Statements .............................................   11
Financial Highlights ......................................................   15

COMMENTARY FROM THE INVESTMENT ADVISER --
REPUBLIC NATIONAL BANK OF NEW YORK

U.S. ECONOMIC REVIEW
    Financial markets were generally positive although volatile during the first half of the fiscal year ending October 31, 1997. Data released during the six months showed the U.S. economy expanded rapidly while inflation remained tame. As the period progressed, investors became increasingly focused on the strength of the economic activity and the likelihood that the Federal Reserve would raise interest rates to guard against price pressures and the risk of a recession. In March 1997, policymakers surprised few by raising the federal funds rate a quarter of a point to 5.5%. This pre-emptive strike was the first increase in more than two years.

    The Federal Reserve tightening is not expected to derail the continued solid economic performance of U.S. industries. The U.S. Gross Domestic Product surged 3.8% during the last three months of 1996 and 5.8% during the first three-months of 1997, the fastest pace in a decade. This rapid rate of growth reflected a spike in consumer spending and a sharper-than-expected buildup in inventories. Robust spending at the retail level led to an acceleration in factory orders as businesses restored stock levels. Industrial production growth was wide-spread, with automobiles, business equipment, home appliances and high technology items all recording strong gains.

    High employment figures helped fuel the surge in consumer spending. The U.S. unemployment rate fell to 4.9% in April 1997, down from 5.2% six months earlier, while non-farm payrolls grew by an average of 229,000 a month during the period. Despite the robust job market and reports that skilled workers were increasingly hard to find, the Employment Cost Index rose only modestly, helping to keep the inflation picture positive.

PORTFOLIO REVIEW

Republic New York Tax-Free Money Market Fund
--------------------------------------------
    The Republic New York Tax-Free Money Market Fund returned 1.43% and 1.56%* for Class C (Investor Class) and Class Y (Advisor Class) respectively, for the six month period ended April 30, 1997, compared to 1.43% for the Lipper NY Money Market Fund Average.**

    Short-term New York tax-exempt interest rates remained steady for most of the period. Prices for high grade municipal notes remained strong due to an increase in demand and lack of new issuance. As the period progressed, fear of future rate hikes by the Federal Reserve and seasonal factors such as corporate and individual tax payments caused a moderate backup in short-term municipal rates. In response, the Fund maintained a neutral maturity of 53 days. The Fund purchased a larger amount of tax-exempt commercial paper in order to lock in the cheaper rates seen in April 1997. As of April 30, 1997 the Fund's portfolio consisted of 39% Floating Rate Demand Notes, 36% Tax Exempt Commercial Paper, 24% Fixed Rate Notes and 1% cash and cash equivalents.*** The Fund's annualized compounded 7-day yield through April 30, 1997 was 3.4% and 3.65% for Class C and Class Y, respectively.****

   *The performance data quoted represents past performance and is not an indication of future results. The investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share.
  **Lipper NY Money Market Fund Average: an average of all the funds in the
    Lipper New York universe.
***The composition of the Fund's holdings is subject to change.
****The performance set forth reflects the waiver of a portion of the fund's advisory or administrative fees. In the absence of such fee waivers the 7 day yield figures would have been 3.31% and 3.56% for Class C and Class Y, respectively.

This material must be preceeded or accompanied by a current prospectus.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)
APRIL 30, 1997 (CONTINUED)

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)
APRIL 30, 1997

 PRINCIPAL    DESCRIPTION                             MOODY'S/      VALUE
   AMOUNT                           RATE   MATURITY    S&P(b)     (NOTE 2)
   ------                           ----   --------    ------     --------
              NEW YORK TAX-FREE BONDS, NOTES AND COMMERCIAL PAPER -- 99.6% (a)
              NEW YORK TAX FREE MUNICIPAL NOTES -- 24.2%
  $2,000,000  Albany, New York,
                Central School
                District, RANS     4.375%  10/24/97    NR/NR     $ 2,004,980
   1,000,000  Buffalo, New York,
                Revenue
                Participation
                Notes - Series A.
                LOC - Landesbank
                Hessen ..........  4.250%  07/15/97  MIG1/SP1+     1,001,311
   2,000,000  Clinton County, New
                York, BANS .....   4.000%  12/12/97    NR/NR       2,005,351
     500,000  Erie County, New
                York, RANS, LOC -
                Union Bank of
                Switzerland -
                Series B .......   4.250%  11/19/97   MIG1/NR        501,733
   1,000,000  Great Neck, New
                York Union Free
                School District,
                TANS, General
                Obligation ......  4.250%  06/30/97   MIG1/NR      1,000,559
   1,000,000  Hempstead Town, New
                York, BANS,
                Series E .......   4.250%  10/30/97    NR/NR       1,002,164
     800,000  Hicksville, New
                York, Union Free
                School District,
                TANS, General
                Obligation ......  4.250%  06/26/97    NR/NR         800,342
     500,000  Monroe County, New
                York, BANS .....   4.500%  06/06/97    NR/NR         500,405
     745,000  Municipal
                Assistance Corp.,
                New York,
                Revenue, Series
                D, AMBAC insured
                                   4.000%  07/01/97   Aaa/AAA        745,235
   3,500,000  Nassau County, New
                York, TANS,
                General
                Obligation,
                Series B .......   4.250%  08/29/97   NR/SP1+      3,507,878
     610,000  Newcastle New York
                Public
                Improvement,
                Secured to
                Maturity ........  5.400%  09/15/97    Aa1/NR        613,931
     635,000  New York State
                Housing, Finance
                Agency PRERE, 11/
                01/97 @ 102 ....   7.800%  05/01/01   AAA/AAA        662,222
   1,000,000  North Hempstead,
                New York, BANS .   4.000%  05/29/97    NR/NR       1,000,228
     500,000  Oyster Bay, New
                York, RANS .....   4.125%  01/30/98    NR/NR         501,556
   1,000,000  Puerto Rico
                Commonwealth
                TRANS ...........  4.000%  07/30/97  MIG1/SP1+     1,001,386
     420,000  Triborough Bridge &
                Tunnel Authority,
                New York
                Convention Center
                Project, Revenue,
                Series E, BANS
                LOC - Morgan
                Guaranty Trust .   6.700%  07/01/97   Aa1/AAA        421,959
   1,000,000  West Islip, New
                York University
                Free School
                District TANS ..   4.250%  06/30/97    NR/NR       1,000,717
   1,507,500  Williamson, New
                York, General
                Obligation, BANS   4.250%  12/23/97    NR/NR       1,513,467
                                                                 -----------
                                                                  19,785,424
                                                                 -----------
              NEW YORK TAX FREE COMMERCIAL PAPER -- 35.7% (a)
   1,000,000  Municipal
                Assistance Corp    3.650%  07/16/97    P1/A1+      1,000,000
   3,000,000  Municipal
                Assistance Corp    3.350%  05/07/97    P1/A1+      3,000,000
     750,000  New York City
                Municipal Water
                Finance
                Authority, Water
                & Sewer System,
                Revenue PRERE,
                06/15/97 @ 102 .   9.000%  06/15/97   Aaa/Aaa        769,845
   1,800,000  New York State
                Dormitory
                Authority,
                Memorial Sloan
                Kettering, LOC -
                Chase Manhattan    3.600%  07/14/97  VMIG1/A1+   $ 1,800,000
   1,000,000  New York State
                Dormitory
                Authority,
                Memorial Sloan
                Kettering, LOC -
                Chase Manhattan    3.400%  05/09/97   VMIG1/A1     1,000,000
   1,000,000  New York State
                Dormitory
                Authority,
                Memorial Sloan
                Kettering, LOC -
                Chase Manhattan    3.400%  06/13/97   VMIG1/A1     1,000,000
   1,000,000  New York State
                Dormitory
                Authority,
                Memorial Sloan
                Kettering, LOC -
                Chase Manhattan    3.400%  06/13/97   VMIG1/A1     1,000,000
     300,000  New York State
                Dormitory
                Authority, City
                University .....   8.125%  07/01/17   AAA/AAA        308,167
   1,000,000  New York State
                Dormitory
                Authority, Public
                University, LOC -
                Canadian Imperial
                Bank ...........   4.300%  07/01/22  VMIG1/A1+     1,000,000
     500,000  New York State
                Dormitory
                Authority,
                Memorial Sloan
                Kettering, LOC -
                Chase Manhattan    3.400%  05/16/97    NA/NA         500,000
   2,200,000  New York State
                Environmental
                Authority,
                Memorial Sloan
                Kettering .......  3.600%  07/14/97  VMIG1/A1+     2,200,000
   1,900,000  New York State
                Environmental
                Facilities Corp.,
                Solid Waste
                Disposal,
                Revenue, General
                Electric Co.
                Project, Memorial
                Sloan Kettering    3.550%  05/05/97    P1/A1+      1,900,000
   1,500,000  New York State,
                General
                Obligation, LOC -
                Westdeutsche
                Landesbank ......  3.400%  05/06/97   VMIG1/A1     1,500,000
   1,500,000  New York City
                Municipal Water,
                LOC - Barclays
                Bank ............  3.750%  07/31/97    P1/A1+      1,500,000
   2,600,000  New York State
                Power Authority
                Bond, Revenue &
                General Purpose    3.500%  09/01/97  VMIG1/A1+     2,600,000
   1,080,000  New York State
                Power Authority    3.500%  05/15/97    P1/A1       1,080,000
   1,000,000  New York State
                General
                Obligation, LOC -
                Barclays Bank ..   3.450%  06/24/97   VMIG1/P1     1,000,000
   2,000,000  New York State
                General
                Obligation, LOC -
                Barclays Bank ..   3.400%  05/09/97   VMIG1/P1     2,000,000
   2,000,000  Puerto Rico
                Government
                Development Bank
                                   4.000%  07/24/97    P1/A1+      2,000,000
   1,000,000  Puerto Rico
                Government
                Development Bank
                                   3.250%  05/07/97    NR/A1+      1,000,000
   1,000,000  Puerto Rico
                Government
                Development Bank
                                   3.500%  05/07/97    NR/A1+      1,000,000
                                                                 -----------
                                                                  29,158,012
                                                                 -----------

              VARIABLE RATE DEMAND NOTES -- 39.0% (a)(c)
  $1,000,000  New York State
                Local Government
                Assistance Corp.,
                Revenue, Series
                G, LOC -
                Landesbank Hessen  4.500%  04/01/25  VMIG1/A1+   $ 1,000,000
   1,000,000  New York State
                Local Government
                Assistance Corp.,
                Revenue, Series
                G, LOC - Societe
                Generale .......   4.400%  04/01/25  VMIG1/A1+     1,000,000
   3,600,000  Babylon New York
                Industrial
                Development
                Authority, LOC -
                Union Bank of
                Switzerland .....  3.900%  12/01/24    NR/A1+      3,600,000
     100,000  Duchess County, New
                York, Industrial
                Development
                Agency, Laerdal
                Medical Corp.
                project, Revenue,
                LOC - Bank of New
                York, AMT ......   3.650%  10/01/15    NR/NR         100,000
     500,000  New York City,
                Public
                Improvements,
                General
                Obligation LOC -
                West Deuche
                Landesbank ......  3.950%  08/15/05  VMIG1/A1+       500,000
   2,000,000  New York City,
                Health Hospital
                Corp., LOC -
                Canadian Imperial
                Bank ...........   4.350%  02/15/26  VMIG1/A1+     2,000,000
   2,000,000  New York New York,
                General
                Obligation, LOC -
                State Street ...   4.000%  08/01/21  VMIG1/A1+     2,000,000
     600,000  New York New York,
                General
                Obligation,
                Refunding Bonds,
                LOC - FGIC .....   4.000%  08/01/19  VMIG1/A1+       600,000
     300,000  New York New York,
                General
                Obligation,
                Refunding Bonds,
                LOC - Morgan
                Guaranty ........  4.000%  08/01/19  VMIG1/A1+       300,000
     600,000  New York New York,
                General
                Obligation,
                Refunding Bonds,
                LOC - Morgan
                Guaranty ........  4.000%  08/01/20  VMIG1/A1+       600,000
   1,300,000  New York City
                Housing
                Development, East
                17th Street
                Project, Revenue,
                LOC - Chase
                Manhattan          3.950%  01/01/23    NR/A1       1,300,000
   1,200,000  New York City
                Industrial
                Development
                Agency, Brooklyn
                Navy Yard, LOC -
                Bank of America    4.550%  07/01/29    P1/NR       1,200,000
   2,000,000  New York City
                Industrial
                Development
                Agency, Brooklyn
                Navy Yard, LOC -
                Bank of America    4.500%  07/01/29    P1/NR       2,000,000
   1,400,000  New York City
                Municipal Water
                Finance
                Authority, Water
                & Sewer System,
                Revenue, LOC -
                FGIC               4.050%  06/15/23  VMIG1/A1+     1,400,000
   3,000,000  New York City
                Industrial
                Development
                Authority Korean
                Airlines Co., LOC
                - Bankers Trust    4.450%  11/01/24   VMIG1/A1     3,000,000

  $1,500,000  New York State
                Dormitory
                Authority,
                Metropolitan
                Museum of Art,
                Revenue, Series
                B, LOC - MBIA
                Surety BD ......   4.300%  07/01/15  VMIG1/A1+   $ 1,500,000
   1,200,000  New York State
                Dormitory
                Authority,
                Metropolitan
                Museum of Art,
                Revenue, Series
                B, LOC - MBIA
                Surety BD ......   4.300%  07/01/23  VMIG1/A1+     1,200,000
     500,000  New York State
                Energy Research &
                Development
                Authority,
                Niagara, Mohawk
                Power
                Corporation, LOC
                - Toronto
                Dominion Bank ..   4.050%  12/01/26    P1/ NR        500,000
     200,000  New York State
                Energy Research &
                Development
                Authority,
                Pollution
                Control, Revenue
                LOC - Union Bank
                of Switzerland .   3.750%  10/01/29  VMIG1/A1+       200,000
   1,000,000  New York State
                Energy Research &
                Development
                Niagara Mohawk,
                LOC - Morgan
                Guaranty ........  4.050%  12/01/23    NR/A1+      1,000,000
     700,000  New York State
                Energy Research &
                Development
                Niagara Mohawk,
                LOC - Morgan
                Guaranty ........  4.050%  07/01/27    NR/A1+        700,000
   1,800,000  New York State
                Energy Research &
                Development
                Niagara Mohawk,
                LOC - Canadian
                Imperial Bank ..   4.000%  12/01/25    P1/NR       1,800,000
   1,000,000  New York State
                Thruway
                Authority, LOC -
                FGIC               3.950%  01/01/24  VMIG1/A1+     1,000,000
   1,000,000  Port Authority of
                New York & New
                Jersey ..........  3.950%  06/01/20  VMIG1/A1+     1,000,000
     700,000  Port Authority of
                New York & New
                Jersey, Special
                Obligations .....  3.950%  08/01/24  VMIG1/A1+       700,000
     645,000  Port Authority of
                New York & New
                Jersey ..........  3.400%  05/09/97    P1/A1+        645,000
   1,000,000  Suffolk County
                Industrial
                Development
                Agency YWHA, LOC
                - European
                American Bank ..   4.550%  12/01/12   VMIG1/NR     1,000,000
                                                                 -----------
                                                                  31,845,000

              OTHER MUNICIPAL -- 0.7% (a)
              MUTUAL FUNDS
     530,000  Dreyfus NY Tax Free Money Market Fund ...........      530,000
TOTAL INVESTMENTS AT AMORTIZED COST }D{ .......................   81,318,436
CASH ..........................................................          178
INTEREST RECEIVABLE ...........................................      612,291
DEFERRED ORGANIZATION EXPENSE .................................       16,116
RECEIVABLE FOR INVESTMENTS SOLD ...............................       47,167
PREPAID EXPENSES ..............................................       88,068
INVESTMENT ADVISORY FEES PAYABLE ..............................      (50,619)
DISTRIBUTION PAYABLE ..........................................     (225,835)
SHAREHOLDER SERVICE FEES PAYABLE - CLASS C ....................      (94,925)
ADMINISTRATION FEE PAYABLE ....................................      (11,648)
OTHER ACCRUED EXPENSES ........................................      (68,291)
NET ASSETS ....................................................  $81,630,938
                                                                 -----------
Represented by:
Paid-in capital ...............................................   81,630,938
                                                                 -----------
NET ASSETS:
  Class C -- Applicable to 75,675,613 shares of beneficial
             interest outstanding (unlimited number of shares
             authorized) ......................................   75,675,613
  Class Y -- Applicable to 5,955,325 shares of beneficial
             interest outstanding (unlimited number of shares
             authorized) ......................................    5,955,325
                                                                 -----------
Net Assets ....................................................  $81,630,938
                                                                 ===========
Net Asset Value, Offering Price and Redemption Price Per Share         $1.00
                                                                       =====

(a) Percentages indicated are based on net assets of $81,630,938, which correspond to a net asset value per common share of $1.00.
(b) The Moody's or Standard & Poor's rating indicated are believed to be the most recent ratings available at April 30, 1997 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 1997. These ratings are unaudited.
(c) Represents a variable rate demand note. Interest resets daily or weekly. Interest rate disclosed represents current rate at 04/30/97.
(d) For Federal income tax purposes, the cost of securities owned at April 30, 1997 was substantially the same as the cost of securities for financial statement purposes.

AMBAC           --  American Municipal Bond Assurance Corporation
AMT             --  Interest on security is subject to Federal Alternative
                    Minimum Tax
BANs            --  Bond Anticipation Notes
FGIC            --  Federal Guaranty Insurance Corporation
FSA             --  Financial Security Assurance Holding
LOC             --  Letter of Credit
MBIA            --  Municipal Bond Insurance Association
RANs            --  Revenue Anticipation Notes
TANs            --  Tax Anticipation Notes

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997

INVESTMENT INCOME:
Interest income ..............................................................       $1,593,459

EXPENSES:
  Shareholder service fees -- Class C .........................      $105,386
  Advisory fees ...............................................        66,786
  Administration fees .........................................        43,578
  Custodian fees and expenses .................................        22,460
  Fund accounting fees ........................................        14,022
  Legal Fees ..................................................        13,656
  Transfer agent fees .........................................        11,286
  Reports to shareholders .....................................         8,379
  Audit fees ..................................................         7,524
  Trustees' fees ..............................................         3,367
  Other expenses ..............................................        21,345
                                                                     --------
      Total expenses ..........................................       317,789
      Voluntary fee reductions and expense reimbursements .....       (51,352)
                                                                     --------
      Total net expenses .....................................................          266,437
                                                                                     ----------
NET INVESTMENT INCOME ........................................................        1,327,022
                                                                                     ----------
NET REALIZED GAINS ON INVESTMENTS ............................................              209
                                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................       $1,327,231
                                                                                     ==========

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE
                                                            SIX MONTHS
                                                               ENDED              FOR THE
                                                          APRIL 30, 1997         YEAR ENDED
                                                            (UNAUDITED)       OCTOBER 31, 1996
                                                         -----------------  --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income .................................      $  1,327,022         $  2,066,770
Net realized gains (losses) on investment transactions                209               (5,393)
                                                             ------------         ------------
Change in net assets resulting from operations ........         1,327,231            2,061,377
                                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class C Shares ......................................        (1,207,428)          (2,008,480)
  Class Y Shares ......................................          (119,804)             (52,897)
                                                             ------------         ------------
Change in net assets from shareholder distributions ...        (1,327,232)          (2,061,377)
                                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued .........................       184,315,871          315,094,256
  Dividends reinvested ................................         1,174,287            1,757,502
  Cost of shares redeemed .............................      (186,166,923)        (287,196,531)
                                                             ------------         ------------
Change in net assets from capital share transactions ..          (676,765)          29,655,227
                                                             ------------         ------------
CHANGE IN NET ASSETS ..................................          (676,766)          29,655,227
NET ASSETS:
  Beginning of period .................................        82,307,704           52,652,477
                                                             ------------         ------------
  End of period .......................................      $ 81,630,938         $ 82,307,704
                                                             ============         ============
ANALYSIS OF FUND SHARE TRANSACTIONS:
Class C Shares:
  Beginning of period .................................        78,593,998           52,652,477
  Shares sold .........................................       112,420,172          292,716,687
  Shares issued in connection with reinvestment of
    distributions .....................................         1,157,777            1,757,502
  Shares redeemed .....................................      (116,496,334)        (268,532,668)
                                                             ------------         ------------
  End of period .......................................        75,675,613           78,593,998
                                                             ============         ============
Class Y Shares(a):
  Beginning of period .................................         3,713,706              --
  Shares sold .........................................        71,895,699           22,377,569
  Shares issued in connection with reinvestment of
    distributions .....................................            16,510              --
  Shares redeemed .....................................       (69,670,590)         (18,663,863)
                                                             ------------         ------------
  End of period .......................................         5,955,325            3,713,706
                                                             ============         ============

(a) The Fund commenced offering Class Y Shares on July 1, 1996.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1997
(UNAUDITED)

1.  ORGANIZATION:
    Republic New York Tax-Free Money Market Fund (the "Fund") is a separate series of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies. The financial statements for the other six funds are presented separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

        The Fund is authorized to issue two classes of shares (par value $0.001 per share), Class C Shares (Investor Class), and Class Y Shares (Advisor Class). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses exclusively allocable to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Fund's investment objective is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, fixed rate and variable rate tax-exempt money market instruments with maturities of 397 days or less, including obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations.

        Republic National Bank of New York ("Republic" or the "Adviser") serves as Investment Adviser to the Fund. BISYS Fund Services, Inc., ("BISYS" or the "Sponsor") serves as administrator, distributor and sponsor to the Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    The Fund's net investment income is declared daily and paid monthly to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

        The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

    EXPENSE ALLOCATION:
    Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that they distribute substantially all of their net investment income and net realized gains to their shareholders.

    UNAMORTIZED ORGANIZATION EXPENSES:
    The Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a straight-line basis over a five year period from the commencement of operations.

3.  RELATED PARTY TRANSACTIONS:
    ADVISORY FEES:
      Republic acts as investment adviser to the Fund. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.15% of average daily net assets. During the six months ended April 30, 1997, the advisory fee was $66,786, of which $49,105 was voluntarily waived.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, BISYS provides the Fund with general office facilities and supervises the overall administration of the Fund including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. For its services to the Fund, BISYS receives from the Fund fees payable monthly equal on an annual basis to 0.10% of the Fund's average daily net assets up to $1 billion; 0.08% of the next $1 billion of such assets; and 0.07% of such assets in excess of $2 billion. During the six months ended April 30, 1997, the administrative services fee was $43,578.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Investors Bank & Trust Company ("IBT") serves as a fund accounting agent to the Fund. For its services to the Fund, IBT receives fees payable monthly equal on an annual basis to $30,000.

    RULE 12B-1 PLAN EXPENSES:
    The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor for amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Class C Shares.

    SHAREHOLDER SERVICING EXPENSES:
    The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan will not exceed 0.25% per annum of the Fund's average daily net assets of Class C Shares. During the six months ended April 30, 1997, shareholder servicing fees were $105,386.

    REIMBURSEMENT AND WAIVER OF EXPENSES:
    The Manager has voluntarily agreed to waive a portion of its fees, and to the extent necessary, reimbursed the Funds for certain expenses. For the six months ended April 30, 1997, expenses of the Fund were voluntarily limited to 0.65% and 0.40 % of the Fund's average daily net assets attributable to the Class C shares and Class Y shares respectively. During the six months ended April 30, 1997, the amount of fees waived and expenses reimbursed were $49,105 and $2,247, respectively.

4.  CONCENTRATION OF CREDIT RISK:
    The Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

                                                                                    FOR THE PERIOD
                                            FOR THE                                NOVEMBER 17, 1994
                                           SIX MONTHS            FOR THE             (COMMENCEMENT
                                             ENDED                 YEAR             OF OPERATIONS)
                                         APRIL 30, 1997           ENDED                 THROUGH
                                          (UNAUDITED)        OCTOBER 31, 1996       OCTOBER 31,1995
                                         --------------      ----------------      -----------------
NET ASSET VALUE PER SHARE, BEGINNING
  OF PERIOD .........................        $  1.00              $  1.00              $  1.00
                                             -------              -------              -------
Income from investment operations:
  Net investment income .............          0.014                0.030                0.033
                                             -------              -------              -------
  Total income from investment
    operations ......................          0.014                0.030                0.033
                                             -------              -------              -------
Less dividends:
  Dividends to shareholders from net
    investment income ...............         (0.014)              (0.030)              (0.033)
                                             -------              -------              -------
  Total dividends ...................         (0.014)              (0.030)              (0.033)
                                             -------              -------              -------
  NET ASSET VALUE PER SHARE, END OF
    PERIOD ..........................        $  1.00              $  1.00              $  1.00
                                             =======              =======              =======

Total return ........................          1.43%(c)             3.04%                3.31%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000) .        $75,676              $78,594              $52,652
  Ratio of expenses to average net
    assets ..........................          0.60%(b)             0.54%                0.41%(b)
  Ratio of net investment income to
    average net assets ..............          2.86%(b)             2.97%                3.45%(b)
  Ratio of expenses to average net
    assets (a) ......................          0.71%(b)             0.63%                0.65%(b)
  Ratio of net investment income to
    average net assets (a) ..........          2.75%(b)             2.88%                3.20%(b)
----------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y SHARES

                                                                               FOR THE PERIOD
                                                            FOR THE             JULY 1, 1996
                                                           SIX MONTHS         (DATE OF INITIAL
                                                             ENDED               OFFERING)
                                                         APRIL 30, 1997           THROUGH
                                                          (UNAUDITED)         OCTOBER 31, 1996
                                                        ---------------       ----------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD .....        $  1.00               $  1.00
                                                            -------               -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ............................          0.015                 0.010
                                                            -------               -------
  Total from investment operations .................          0.015                 0.010
                                                            -------               -------
Less dividends:
  Dividends to shareholders from net Investment
    income .........................................         (0.015)               (0.010)
                                                            -------               -------
  Total dividends ..................................         (0.015)               (0.010)
                                                            -------               -------
  NET ASSET VALUE PER SHARE, END OF PERIOD .........        $  1.00               $  1.00
                                                            =======               =======

Total return .......................................          1.56%(c)              1.03%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000) ...............        $ 5,955               $ 3,714
  Ratio of expenses to average net assets ..........          0.35%(b)              0.35%(b)
  Ratio of net investment income to average net
    assets .........................................          3.10%(b)              3.12%(b)
  Ratio of expenses to average net assets (a) ......          0.46%(b)              0.45%(b)
  Ratio of net investment income to average net
    assets (a) .....................................          2.99%(b)              3.02%(b)
----------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements

REPUBLIC
NEW YORK TAX-FREE
     MONEY MARKET
             FUND

INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

REPUBLIC FAMILY OF FUNDS
 CUSTOMER SERVICE:
   Republic National Bank of New York
   452 Fifth Avenue
   New York, NY 10018
   (888) 525-5757 (Toll Free)



[GRAPHIC OMITTED]


 REPUBLIC
 NEW YORK TAX-FREE
      MONEY MARKET
              FUND


SEMI-ANNUAL REPORT
 APRIL 30, 1997